ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Accrued Liabilities And Other Current Liabilities
SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

	March 31, 2025	December 31, 2024
Accrued expenses	$1,603,107	$1,787,985
Capital market advisory fees	1,500,000	1,500,000
Personnel related liabilities	1,265,943	1,400,141
Accrued Interest	684	34,561
Total	$4,369,734	$4,722,687